Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended	12 Months Ended
	Dec. 05, 2024	Aug. 08, 2024	Dec. 15, 2022	May 02, 2022	Jan. 04, 2021	May 16, 2019	Jul. 18, 2018	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 15, 2025	Dec. 31, 2017
Shareholders Equity [Abstract]
Issuance of ordinary shares					800,000	400,000	700,000
Shares issued, Price per share (in Dollars per share)						$ 2.5
Gross proceeds (in Dollars)					$ 2,000	$ 1,000
Issuance expenses (in Dollars)					$ 1,841	$ 65
Warrants shares					720,000
Warrants exercise price (in Dollars per share)									$ 2.78
Warrants exercisable term									1 year 2 months 23 days
Common Stock Issued And Outstanding Rate						40.00%
Warrant issued as fees to placement agent				8,100		60,000
Purchase price per shares (in Dollars per share)					$ 2.5
Warrants exercised shares									0
Net cash (in Dollars)									$ 234
Authorized share capital			3,000,000
Ordinary shares, shares authorized									11,000,000	11,000,000
Sale of units				450,000
Purchase price per shares (in Dollars per share)				$ 2.2
Exercise price per shares (in Dollars per share)				$ 2.2
Total amount (in Dollars)				$ 990
Net issuance expenses (in Dollars)				$ 911
Shares reserved for issuances													500,000
Capital gain tax rate									25.00%
Exercisable annual period									3 years
Vesting period									5 years
Share-based compensation expense (in Dollars)									$ 74	$ 98	$ 97
Intrinsic value of options (in Dollars)									$ 129	$ 0	$ 0
Stock Option [Member]
Shareholders Equity [Abstract]
Options available for future grants									226,576
Vesting period									3 years
Weighted-average grant-date fair value of options granted (in Dollars per share)									$ 0.87	$ 0	$ 0.82
Weighted-average grant-date fair value of unvested options (in Dollars per share)									$ 0.85
Options exercised									23,333	46,500	1,000
Non-vested share-based compensation (in Dollars)									$ 52	$ 93
Minimum [Member]
Shareholders Equity [Abstract]
Issuance of ordinary shares			300,000
Maximum [Member]
Shareholders Equity [Abstract]
Issuance of ordinary shares			1,000,000
Investor [Member]
Shareholders Equity [Abstract]
Warrants shares						240,000
Warrants exercise price (in Dollars per share)					$ 2.75	$ 3.3
Warrants exercisable term						3 years 6 months
Warrants exercised shares									0
Subsequent Event [Member]
Shareholders Equity [Abstract]
Warrants exercised shares												85,000
Options exercised								46,000
Directors and Officers [Member]
Shareholders Equity [Abstract]
Issued options		37,500							37,500		87,500
CEO [Member]
Shareholders Equity [Abstract]
Issued options	21,208
Common Stock [Member]
Shareholders Equity [Abstract]
Issuance of ordinary shares							200,000
Common Stock [Member] | Minimum [Member]
Shareholders Equity [Abstract]
Ordinary shares, shares authorized			8,000,000
Common Stock [Member] | Maximum [Member]
Shareholders Equity [Abstract]
Ordinary shares, shares authorized			11,000,000